UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Senior Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     October 19, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03799  Name Change       Formerly Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $222,522 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2898    59671 SH       OTHER                   59671        0        0
ADOBE SYS INC                  COM              00724F101     4628   123555 SH       OTHER                  123555        0        0
AETNA INC NEW                  COM              00817Y108     3145    79515 SH       OTHER                   79515        0        0
AIR PRODS & CHEMS INC          COM              009158106     4193    63178 SH       OTHER                   62758      420        0
ALCOA INC                      COM              013817101      369    13150 SH       OTHER                   13150        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      249     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                  COM              020002101     5492    87542 SH       OTHER                   87542        0        0
ALLTEL CORP                    COM              020039103     1433    25820 SH       OTHER                   24680     1140        0
AMGEN INC                      COM              031162100     3008    42048 SH       OTHER                   41023     1025        0
ANADARKO PETE CORP             COM              032511107     1810    41285 SH       OTHER                   41285        0        0
APPLE COMPUTER INC             COM              037833100     5709    74158 SH       OTHER                   74158        0        0
AQUA AMERICA INC               COM              03836W103      214     9743 SH       SOLE                     9743        0        0
AT&T INC                       COM              00206R102     1270    39002 SH       OTHER                   39002        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5741   107168 SH       OTHER                  106793      375        0
BB&T CORP                      COM              054937107     1087    24831 SH       OTHER                   24831        0        0
BELLSOUTH CORP                 COM              079860102      399     9330 SH       OTHER                    9330        0        0
BEST BUY INC                   COM              086516101     3752    70047 SH       OTHER                   70047        0        0
CATERPILLAR INC DEL            COM              149123101     2385    36246 SH       OTHER                   36246        0        0
CHEVRON CORP NEW               COM              166764100      357     5502 SH       OTHER                    4952      550        0
CISCO SYS INC                  COM              17275R102     1119    48707 SH       OTHER                   43837     4870        0
CIT GROUP INC                  COM              125581108     3315    68163 SH       OTHER                   68163        0        0
CITIGROUP INC                  COM              172967101     2549    51311 SH       OTHER                   51001      310        0
COCA COLA CO                   COM              191216100      368     8235 SH       OTHER                    8235        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1372    37268 SH       OTHER                   37268        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      367    13705 SH       OTHER                   13705        0        0
CONOCOPHILLIPS                 COM              20825C104     4042    67898 SH       OTHER                   67193      705        0
DISNEY WALT CO                 COM DISNEY       254687106      543    17555 SH       OTHER                   17240      315        0
E M C CORP MASS                COM              268648102     1045    87213 SH       OTHER                   87213        0        0
EATON CORP                     COM              278058102      449     6519 SH       SOLE                     6519        0        0
EBAY INC                       COM              278642103      958    33790 SH       OTHER                   33790        0        0
EXELON CORP                    COM              30161N101     6237   103029 SH       OTHER                  103029        0        0
EXXON MOBIL CORP               COM              30231G102     5327    79385 SH       OTHER                   78624      761        0
FEDEX CORP                     COM              31428X106      277     2549 SH       SOLE                     2134      415        0
FRANKLIN RES INC               COM              354613101     3388    32038 SH       OTHER                   32038        0        0
GENERAL ELECTRIC CO            COM              369604103     5082   143961 SH       OTHER                  143096      865        0
GENERAL MLS INC                COM              370334104     2101    37125 SH       OTHER                   35875     1250        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     5263    98865 SH       OTHER                   98865        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5051    29855 SH       OTHER                   29745      110        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4330   215438 SH       OTHER                  215438        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      240    14174 SH       OTHER                   14174        0        0
HONEYWELL INTL INC             COM              438516106     2801    68485 SH       OTHER                   67920      565        0
INTEL CORP                     COM              458140100      834    40564 SH       OTHER                   34924     5640        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1428    17428 SH       OTHER                   17323      105        0
JOHNSON & JOHNSON              COM              478160104     4202    64701 SH       OTHER                   62341     2360        0
JP MORGAN CHASE & CO           COM              46625H100      303     6453 SH       OTHER                    4748     1705        0
KINDER MORGAN INC KANS         COM              49455P101      475     4530 SH       OTHER                    3255     1275        0
KNBT BANCORP INC               COM              482921103      226    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1113    14203 SH       OTHER                   14178       25        0
MCGRAW HILL COS INC            COM              580645109     4581    78938 SH       OTHER                   78938        0        0
MEDTRONIC INC                  COM              585055106     1199    25820 SH       OTHER                   24390     1430        0
MERCK & CO INC                 COM              589331107      756    18034 SH       OTHER                   18034        0        0
MICROSOFT CORP                 COM              594918104      263     9611 SH       OTHER                    5826     3785        0
MORGAN STANLEY                 COM NEW          617446448     1002    13747 SH       OTHER                   12927      820        0
MOTOROLA INC                   COM              620076109     2782   111285 SH       OTHER                  111285        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      412    20979 SH       OTHER                   20979        0        0
NIKE INC                       CL B             654106103      380     4342 SH       OTHER                    4342        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2114    47989 SH       OTHER                   47989        0        0
PARKER HANNIFIN CORP           COM              701094104      280     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     5230    80140 SH       OTHER                   79865      275        0
PNC FINL SVCS GROUP INC        COM              693475105     1060    14630 SH       OTHER                   13435     1195        0
PPL CORP                       COM              69351T106     6072   184564 SH       OTHER                  184564        0        0
PROCTER & GAMBLE CO            COM              742718109     5245    84622 SH       OTHER                   84462      160        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1615    26396 SH       OTHER                   26396        0        0
QUALCOMM INC                   COM              747525103     3905   107422 SH       OTHER                  107422        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      329    12134 SH       SOLE                    12134        0        0
SCHLUMBERGER LTD               COM              806857108     4012    64685 SH       OTHER                   63575     1110        0
STARBUCKS CORP                 COM              855244109     4051   118973 SH       OTHER                  116633     2340        0
STRYKER CORP                   COM              863667101     2124    42838 SH       OTHER                   42713      125        0
SYSCO CORP                     COM              871829107      479    14305 SH       OTHER                   13975      330        0
TEXAS INSTRS INC               COM              882508104     3486   104836 SH       OTHER                  104836        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5433    85765 SH       OTHER                   85765        0        0
UNIVEST CORP PA                COM              915271100    32474  1124062 SH       OTHER                 1124062        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2697    52403 SH       OTHER                   52323       80        0
VERIZON COMMUNICATIONS         COM              92343V104     2899    78065 SH       OTHER                   77055     1010        0
WACHOVIA CORP 2ND NEW          COM              929903102     6106   109419 SH       OTHER                  108824      595        0
WALGREEN CO                    COM              931422109     3372    75958 SH       OTHER                   75753      205        0
WELLS FARGO & CO NEW           COM              949746101     5220   144269 SH       OTHER                  143259     1010        0